Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	1,039,431,443.14	45,152
Yield Supplement Overcollateralization Amount 02/28/21	52,121,250.52	0
Receivables Balance 02/28/21	1,091,552,693.66	45,152
Principal Payments	37,474,604.18	1,121
Defaulted Receivables	648,017.63	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	49,674,167.28	0
Pool Balance at 03/31/21	1,003,755,904.57	44,009

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.01%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,735,948.25	151
Past Due 61-90 days	562,007.95	27
Past Due 91-120 days	334,911.17	14
Past Due 121+ days	0.00	0
Total	4,632,867.37	192

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	453,962.81
Aggregate Net Losses/(Gains) - March 2021	194,054.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.21%
Prior Net Losses Ratio	0.07%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	11,543,192.90
Actual Overcollateralization	11,543,192.90
Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	59.29

Flow of Funds	$ Amount
Collections	41,355,816.27
Investment Earnings on Cash Accounts	747.05
Servicing Fee	(909,627.24)
Transfer to Collection Account	0.00
Available Funds	40,446,936.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	203,916.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,205,701.98
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	11,543,192.90
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,944,256.49
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	40,446,936.08

Servicing Fee	909,627.24
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	1,027,481,606.55
Principal Paid	35,268,894.88
Note Balance @ 04/15/21	992,212,711.67

Class A-1
Note Balance @ 03/15/21	124,311,606.55
Principal Paid	35,268,894.88
Note Balance @ 04/15/21	89,042,711.67
Note Factor @ 04/15/21	45.6629291%

Class A-2
Note Balance @ 03/15/21	363,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	363,000,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-3
Note Balance @ 03/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	390,600,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-4
Note Balance @ 03/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	100,020,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	33,030,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	16,520,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	233,784.71
Total Principal Paid	35,268,894.88
Total Paid	35,502,679.59

Class A-1
Coupon	0.13857%
Interest Paid	14,833.38
Principal Paid	35,268,894.88
Total Paid to A-1 Holders	35,283,728.26

Class A-2
Coupon	0.17000%
Interest Paid	51,425.00
Principal Paid	0.00
Total Paid to A-2 Holders	51,425.00

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2128857
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1160612
Total Distribution Amount	32.3289469

A-1 Interest Distribution Amount	0.0760686
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	180.8661276
Total A-1 Distribution Amount	180.9421962

A-2 Interest Distribution Amount	0.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1416667

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	204.31
Noteholders' Third Priority Principal Distributable Amount	468.40
Noteholders' Principal Distributable Amount	327.29

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	5,504,632.16
Investment Earnings	327.27
Investment Earnings Paid	(327.27)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,354,716.09	$4,195,331.24	N/A
Number of Extensions	146	135	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.36%	N/A